Employee Benefit Plans - Narrative (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service period to become vested	3 years
Threshold of highest consecutive paid years	5 years
Threshold of years of employment	10 years
Increase from change in mortality assumption	$ 580,000,000
Increase from change in weighted average discount rates	1,900,000,000
Percentage of prior years market gains (losses) recognized at next measurement date	60.00%
Percentage of prior years market gains (losses) recognized equally over 4 year period	40.00%
Defined Contribution Plan:
Cost recognized	1,000,000,000	1,100,000,000	886,000,000
Number of common stock shares held in plan	238	235
Dividend payments to the plan	29,000,000	10,000,000	10,000,000
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	1,000,000	2,000,000
Expected return on plan assets	5.52%	5.50%	6.65%
Estimated future employer contributions in next fiscal year	56,000,000
Nonqualified and Other Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	0	0
Expected return on plan assets	4.60%	3.75%	5.25%
Estimated future employer contributions in next fiscal year	101,000,000
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	0	0
Expected return on plan assets	6.00%	6.50%	8.00%
Estimated future employer contributions in next fiscal year	87,000,000
Percentage of unrecognized gain (loss) recognized during the period	50.00%
Health care cost trend rate assumed for next fiscal year	7.00%
Ultimate health care cost trend rate	5.00%
Effect of 1% increase on service and interest cost components	2,000,000
Effect of 1% increase on accumulated postretirement benefit obligatio	47,000,000
Effect of 1% decrease on service and interest cost components	2,000,000
Effect of 1% decrease on accumulated postretirement benefit obligation	41,000,000
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Plan amendments	0	0	1,300,000,000
Increase in AOCI, net of tax		2,000,000,000	832,000,000
Expected return on plan assets	6.00%	6.50%	8.00%
Effect of 25 basis point decline in discount rate on net periodic benefit cost	7,000,000
Effect of 25 basis point decline in expected return on plan assets on net periodic benefit cost	43,000,000
Plan assets recognized in the next fiscal year with respect to decline in discount rate	9,000,000
Plan assets recognized in the next fiscal year with respect to decline in expected return	44,000,000
Postretirement Health and Life Plans
Defined Benefit Plan Disclosure [Line Items]
Effect of 25 basis point decline in expected return on plan assets on net periodic benefit cost	9,000,000
Plan assets recognized in the next fiscal year with respect to decline in expected return	10,000,000
Personnel expense | Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Curtailments			(58,000,000)
Equity securities | Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Amount of employer and related party securities included in plan assets	$ 215,000,000	$ 200,000,000
Actual plan asset allocations	1.15%	1.10%